Note 7 - Other Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank [Table Text Block]
	FHLB Borrowings	Promissory Notes	Totals
2014	$21,181	$3,791	$24,972
2013	$15,219	$3,529	$18,748

Schedule of Maturities of Long-term Debt [Table Text Block]
	FHLB Borrowings	Promissory Notes	Totals
2015	$1,773	$2,044	$3,817
2016	1,594	1,747	3,341
2017	4,534		4,534
2018	1,484	----	1,484
2019	1,443	----	1,443
Thereafter	10,353	----	10,353
	$21,181	$3,791	$24,972